Condensed Consolidated Statements of Stockholders' Deficiency (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2014 CardioNova [Member] Common Stock [Member]	Jun. 30, 2014 CardioNova [Member] Additional Paid-in Capital [Member]	Jun. 30, 2014 CardioNova [Member]	Jun. 30, 2014 Common Stock [Member]	Jun. 30, 2014 Additional Paid-in Capital [Member]
Balance				$ 416	$ 19,526,374
Balance (in Shares)				4,158,402
Fair value of common stock issued for services	42	2,152,693	2,152,735	1	23,394
Fair value of common stock issued for services (in Shares)	422,105			6,535
Fair value of vested options and warrants					249,528
Fair value of modified warrants to induce purchase of 6% Secured convertible notes					564,849
Common stock issued for reverse split				4	(4)
Common stock issued for reverse split (in Shares)				34,316
Fair value of common stock issued upon conversion of notes payable and accrued interest				14	436,301
Fair value of common stock issued upon conversion of notes payable and accrued interest (in Shares)				148,849
Balance				$ 477	$ 22,953,135
Balance (in Shares)				4,770,207